Organization and Basis of Presentation (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Feb. 01, 2021	Apr. 03, 2014	Mar. 19, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net cash used in operating activities										$ (345,689)	$ (48,595)	$ (75,312)	$ (109,553)
Working capital												267,526
Total stockholders' equity				$ 197,745	$ 619,157	$ 761,988	$ 605,051	$ 612,905	$ 609,760	197,745	605,051	566,955	643,831	$ 696,109
Net loss				$ (577,787)	(444,331)	(69,967)	$ (7,854)	$ 3,145	$ (34,071)	$ (1,092,085)	$ (48,160)	$ (76,876)	$ (225,861)
Number of shares issued during the period, Amount					$ 150,000	$ 265,000
Price per share	$ 0.46		$ 1.25
VoiceStep Telecom, LLC [Member]
Exchanged of common stock		40,000,000
Exchanged of Preferred stock		40,000,000
Membership ownership interest		100.00%
First Plan [Member]
Number of shares issued during the period, Shares												250,000
Number of shares issued during the period, Amount												$ 115,000
Price per share												$ 0.46
Second Plan [Member]
Number of shares issued during the period, Shares												80,000
Number of shares issued during the period, Amount												$ 100,000
Price per share												$ 1.25